Right-Of-Use-Assets	12 Months Ended
Dec. 31, 2021
RIGHT-OF-USE-ASSETS
Right-Of-Use-Assets

17.  RIGHT-OF-USE-ASSETS

Right-of-use assets for the years ended December 31, 2021 and 2020, are detailed as follows:

	Land	Other Plants and equipment	Right-of-use assets, Net
Movements in 2021	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2021	33,587,391	21,914,801	55,502,192
New assets contracts, by right-of use	97,937,192	—	97,937,192
Increases (decreases) from foreign currency translation differences, net	11,766,090	407,407	12,173,497
Depreciation	(1,794,208)	(2,122,318)	(3,916,526)
Other increases (decreases)	(907,494)	—	(907,494)
Total movements	107,001,580	(1,714,911)	105,286,669
Closing balance as of December 31, 2021	140,588,971	20,199,890	160,788,861

	Land	Other Plants and equipment	Right-of-use assets, Net
Movements in 2020	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2020	34,081,799	21,761,711	55,843,510
New assets contracts, by right-of use	213,445	2,491,480	2,704,925
Increases (decreases) from foreign currency translation differences, net	830,349	157,520	987,869
Depreciation	(1,894,646)	(2,139,466)	(4,034,112)
Other increases (decreases)	356,444	(356,444)	-
Total movements	(494,408)	153,090	(341,318)
Closing balance as of December 31, 2020	33,587,391	21,914,801	55,502,192

As of December 31, 2021 and 2020, the main right-of-use assets and lease liabilities are detailed as follows:

-	These come primarily from a contract for Electricity Transmission Lines and Facilities (Ralco-Charrúa 2X220 KV), entered into by Enel Generación Chile S.A. and Transelec S.A. This contract has a duration of 20 years and accrues interest at an annual rate of 6.5%. In addition to land lease contracts for the development of non-conventional renewable energy projects in the EGP Chile Group.

The present value of future payments derived from those contracts is detailed as follows:

	As of December 31,
	2021			2020
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	14,282,203	3,177,185	11,105,018	8,783,640	1,775,929	7,007,711
From one to two years	13,303,170	2,903,458	10,399,712	6,583,269	1,546,496	5,036,773
From two to three years	7,228,546	2,794,604	4,433,942	8,399,111	1,332,024	7,067,087
From three to four years	7,018,180	2,690,733	4,327,447	3,271,835	1,245,169	2,026,666
From four to five years	6,916,077	2,590,412	4,325,665	3,077,572	1,174,438	1,903,134
More than five years	160,449,882	35,379,589	125,070,293	37,595,016	8,770,869	28,824,147
Total	209,198,058	49,535,981	159,662,077	67,710,443	15,844,925	51,865,518

a)	Short-term and low-value leases

The consolidated income statement for the years ended December 31, 2021, 2020 and 2019 includes expenses in the amounts of ThCh$3,790,971 and ThCh$4,958,760 and ThCh$3,824,195 respectively, of which ThCh$3,129,893 correspond to short-term lease payments in 2021 (ThCh$3,334,241 in 2020 and ThCh$1,995,392 in 2019); while ThCh$661,078 relate to leases with variable payment clauses in 2021 (ThCh$1,624,519 in 2020 and ThCh$1,828,803 in 2019), which are exempt from the application of IFRS 16 (see Note 3.f).

As of December 31, 2021 and 2020, future payments derived from those contracts are detailed as follows:

	As of December 31,	As of December 31,
	2021	2020
	ThCh$	ThCh$
Less than one year	2,797,608	4,813,265
From one to two years	—	—
From two to three years	—	—
From three to four years	—	—
From four to five years	—	—
More than five years	—	—
Total	2,797,608	4,813,265